Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Components Of Deferred Tax Liabilities (Assets)
	2011	2010
Depreciation and amortization	$39,367	$34,172
Intangibles (nonamortizable)	1,897	1,958
Employee benefits	(14,950)	(13,612)
Net operating loss and other carryforwards	(1,502)	(1,552)
Other – net	(1,451)	(1,015)
Subtotal	23,361	19,951
Deferred tax assets valuation allowance	917	949
Net deferred tax liabilities	$24,278	$20,900

Net long-term deferred tax liabilities	$25,748	$22,070
Less: Net current deferred tax assets	(1,470)	(1,170)
Net deferred tax liabilities	$24,278	$20,900

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax
Federal, State and Foreign Tax	2011	2010
Balance at beginning of year	$4,360	$5,969
Increases for tax positions related to the current year	217	324
Increases for tax positions related to prior years	848	562
Decreases for tax positions related to prior years	(1,066)	(1,989)
Lapse of statute of limitations	-	(44)
Settlements	182	(462)
Balance at end of year	4,541	4,360
Accrued interest and penalties	1,312	1,329
Gross unrecognized income tax benefits	5,853	5,689
Less: Deferred federal and state income tax benefits	(797)	(817)
Less: Tax attributable to timing items included above	(2,331)	(2,073)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,725	$2,799

Components Of Income Tax Expense
	2011	2010	2009
Federal:
Current	$(420)	$307	$2,849
Deferred – net	2,555	(2,105)	2,149
	2,135	(1,798)	4,998
State, local and foreign:
Current	23	141	1,193
Deferred – net	374	495	(100)
	397	636	1,093
Total	$2,532	$(1,162)	$6,091

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate
	2011	2010	2009
Taxes computed at federal statutory rate	$2,351	$6,383	$6,481
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	210	441	554
Goodwill Impairment	961	-	-
Healthcare Reform Legislation	-	917	-
IRS Settlement – 2008 Wireless Restructuring	-	(8,300)	-
Other – net	(990)	(603)	(944)
Total	$2,532	$(1,162)	$6,091
Effective Tax Rate	37.7%	(6.4)%	32.9%